Goodwill and Identifiable Intangible Assets - Schedule of Estimated Amortization Expense for Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
2015	¥ 461
2016	391
2017	381
2018	381
2019	¥ 377